Comparative information 2021 - Summary of Premiums Paid to Reinsurers (Detail) - IFRS4 and IAS39 [member] - Previously Reported [Member] € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
Disclosure of insurance premiums paid to reinsurers [Line Items]
Premium paid to reinsurers	€ 3,418
Life insurance [member]
Disclosure of insurance premiums paid to reinsurers [Line Items]
Premium paid to reinsurers	3,292
Non-Life insurance [member]
Disclosure of insurance premiums paid to reinsurers [Line Items]
Premium paid to reinsurers	126
Accident and health insurance [member]
Disclosure of insurance premiums paid to reinsurers [Line Items]
Premium paid to reinsurers	118
General insurance [member]
Disclosure of insurance premiums paid to reinsurers [Line Items]
Premium paid to reinsurers	€ 8